UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8030 Excelsior Drive, Suite 307

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

8030 Excelsior Drive, Suite 307

Madison, WI 53717
(Name and address of agent for service)

608-960-4616

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.19%

Administrative and Support Services - 12.12%
Mastercard Incorporated	7,500	$774,375
The Priceline Group, Inc. (a)	600	879,636
Synchrony Financial	34,000	1,233,180
Visa, Inc. - Class A	12,000	936,240
		3,823,431

Beverage and Tobacco Product Manufacturing - 6.64%
Brown-Forman Corporation - Class B	10,000	449,200
Constellation Brands, Inc. - Class A	8,000	1,226,480
PepsiCo, Inc.	4,000	418,520
		2,094,200

Broadcasting (except Internet) - 1.98%
The Walt Disney Company	6,000	625,320

Chemical Manufacturing - 6.99%
Allergan PLC (a) (b)	4,000	840,040
Johnson & Johnson	6,000	691,260
Portola Pharmaceuticals, Inc. (a)	30,000	673,200
		2,204,500

Computer and Electronic Product Manufacturing - 10.31%
Apple, Inc.	5,000	579,100
Medtronic PLC (b)	5,000	356,150
Microchip Technology, Inc.	7,500	481,125
NVIDIA Corporation	8,000	853,920
NXP Semiconductors NV (a) (b)	10,000	980,100
		3,250,395

Credit Intermediation and Related Activities - 3.43%
Discover Financial Services	15,000	1,081,350

Data Processing, Hosting, and Related Services - 2.53%
Fiserv, Inc. (a)	7,500	797,100

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

General Merchandise Stores - 1.52%
Costco Wholesale Corporation	3,000	$480,330

Machinery Manufacturing - 1.75%
General Electric Company	17,500	553,000

Miscellaneous Manufacturing - 2.94%
ABIOMED, Inc. (a)	4,000	450,720
Intuitive Surgical, Inc. (a)	750	475,628
		926,348

Oil and Gas Extractions - 2.19%
Phillips 66	8,000	691,280

Other Information Services - 2.98%
Alphabet, Inc. - Class A (a)	600	475,470
Alphabet, Inc. - Class C (a)	600	463,092
		938,562

Pipeline Transportation - 1.74%
Enbridge, Inc. (b)	13,000	547,560

Professional, Scientific, and Technical Services - 4.66%
Exact Sciences Corporation (a)	30,000	400,800
Jack Henry & Associates, Inc.	4,500	399,510
WEX, Inc. (a)	6,000	669,600
		1,469,910

Publishing Industries (Except Internet) - 3.57%
ANSYS, Inc. (a)	6,000	554,940
Tyler Technologies, Inc. (a)	4,000	571,080
		1,126,020

Transportation Equipment Manufacturing - 1.84%
Honeywell International, Inc.	5,000	579,250

TOTAL COMMON STOCKS
(Cost $14,895,825)		21,188,556

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

Principal
Amount
PREFERRED SECURITIES - 4.22%

Credit Intermediation and Related Activities - 2.49%
Wells Fargo & Company	$750,000	$784,687

	Shares
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.73%

Goldman Sachs Group, Inc.	25,000	545,500

TOTAL PREFERRED SECURITIES
(Cost $1,374,478)		1,330,187

CONVERTIBLE PREFERRED SECURITIES - 1.70%

Waste Management and Remediation Services - 1.70%
Stericycle, Inc.	8,500	537,795

TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $540,014)		537,795

	Principal
	Amount
CORPORATE BONDS - 26.37%

Administrative and Support Services - 3.19%
The Dun & Bradstreet Corporation
4.375%, 12/01/2022	$500,000	507,265
Lender Processing Services, Inc.
5.750%, 04/15/2023	475,000	499,937
		1,007,202
Broadcasting (except Internet) - 1.63%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	513,983

Chemical Manufacturing - 1.55%
Zoetis, Inc.
3.450%, 11/13/2020	475,000	487,951

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Computer and Electronic Product Manufacturing - 3.28%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	$500,000	$534,814
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	501,402
		1,036,216

Food Manufacturing - 1.70%
Corn Products International, Inc.
4.625%, 11/01/2020	500,000	536,360

Health and Personal Care Stores - 2.53%
CVS Pass-Through Trust
6.943%, 01/10/2030	251,450	295,372

Owens & Minor, Inc.
3.875%, 09/15/2021	500,000	501,664
		797,036

Insurance Carriers and Related Activities - 1.66%
Old Republic International Corporation
4.875%, 10/01/2024	500,000	522,616

Machinery Manufacturing - 1.62%
KLA-Tencor Corporation
3.375%, 11/01/2019	500,000	512,214

Merchant Wholesalers, Nondurable Goods - 1.61%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	507,306

Publishing Industries (Except Internet) - 3.24%
CA, Inc.
2.875%, 08/15/2018	500,000	507,252
Symantec Corporation
4.200%, 09/15/2020	500,000	513,365
		1,020,617

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 4.36%
Citigroup, Inc.
2.232%, 04/25/2024 (c)	$500,000	$496,924
Morgan Stanley
3.564%, 12/01/2017 (c)	400,000	401,500
Wells Fargo & Company
2.500%, 11/20/2025 (c)	500,000	476,474
		1,374,898

TOTAL CORPORATE BONDS
(Cost $8,255,997)		8,316,399

	Shares	Value
SHORT-TERM INVESTMENTS - 6.14%

Money Market Funds - 6.14%
Fidelity® Investments Money Market Funds
Government Portfolio Class 0.414% (c)	1,935,545	1,935,545

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,935,545)		1,935,545

Total Investments
(Cost $27,001,859) - 105.62%		33,308,482

Liabilities in Excess of Other Assets - (5.62%)		(1,771,962)

TOTAL NET ASSETS - 100.00%		$31,536,520

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Canada 1.74%, Ireland 3.79%, Luxembourg 1.61%, Netherlands 3.11%.
(c)	Variable rate security. The rate listed is as of December 31, 2016.

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows**:

Cost of investments	$27,001,859
Gross unrealized appreciation	6,957,183
Gross unrealized depreciation	(650,560)
Net unrealized appreciation	$6,306,623

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.99%

Administrative and Support Services - 20.06%
Mastercard Incorporated	8,000	$826,000
The Priceline Group, Inc. (a)	700	1,026,242
Synchrony Financial	40,000	1,450,800
Visa, Inc. - Class A	13,500	1,053,270
		4,356,312

Beverage and Tobacco Product Manufacturing - 9.13%
Brown-Forman Corporation - Class B	10,000	449,200
Constellation Brands, Inc. - Class A	10,000	1,533,100
		1,982,300

Broadcasting (except Internet) - 2.16%
The Walt Disney Company	4,500	468,990

Chemical Manufacturing - 13.97%
AdvanSix, Inc. (a)	240	5,314
Alder Biopharmaceuticals, Inc. (a)	8,000	166,400
Allergan PLC (a) (b)	4,500	945,045
Church & Dwight Company, Inc.	12,000	530,280
Johnson & Johnson	3,800	437,798
Portola Pharmaceuticals, Inc. (a)	33,000	740,520
Radius Health, Inc. (a)	5,500	209,165
		3,034,522

Computer and Electronic Product Manufacturing - 12.62%
Apple, Inc.	4,600	532,772
NVIDIA Corporation	11,500	1,227,510
NXP Semiconductors NV (a) (b)	10,000	980,100
		2,740,382

Credit Intermediation and Related Activities - 7.06%
Discover Financial Services	15,000	1,081,350
FleetCor Technologies, Inc. (a)	3,200	452,864
		1,534,214

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Data Processing, Hosting, and Related Services - 5.83%
Fidelity National Information Services, Inc.	4,100	$310,124
Fiserv, Inc. (a)	9,000	956,520
		1,266,644

Miscellaneous Manufacturing - 4.53%
ABIOMED, Inc. (a)	4,500	507,060
Intuitive Surgical, Inc. (a)	750	475,628
		982,688

Other Information Services - 3.62%
Alphabet, Inc. - Class A (a)	700	554,715
Alphabet, Inc. - Class C (a)	300	231,546
		786,261

Professional, Scientific, and Technical Services - 10.37%
Exact Sciences Corporation (a)	40,000	534,400
Jack Henry & Associates, Inc.	5,000	443,900
Mobileye N.V. (a) (b)	10,000	381,200
WEX, Inc. (a)	8,000	892,800
		2,252,300

Publishing Industries (Except Internet) - 6.44%
ANSYS, Inc. (a)	8,000	739,920
Dassault Systèmes SE - ADR	3,000	229,194
Tyler Technologies, Inc. (a)	3,000	428,310
		1,397,424

Transportation Equipment Manufacturing - 3.20%
Honeywell International, Inc.	6,000	695,100

TOTAL COMMON STOCKS
(Cost $15,167,770)		21,497,137

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.17%

Money Market Funds - 1.17%
Fidelity® Investments Money Market Funds
Government Portfolio Class 0.414% (c)	253,397	$253,397

TOTAL SHORT-TERM INVESTMENTS
(Cost $253,397)		253,397

Total Investments
(Cost $15,421,167) - 100.16%		21,750,534

Liabilities in Excess of Other Assets - (0.16)%		(35,221)

TOTAL NET ASSETS - 100.00%		$21,715,313

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Ireland 4.35% Netherlands 6.27%.
(c)	Variable rate security. The rate listed is as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows**:

Cost of investments	$15,421,167
Gross unrealized appreciation	7,174,133
Gross unrealized depreciation	(844,766)
Net unrealized appreciation	$6,329,367

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2016 (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2016 (Unaudited) (Continued)

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of December 31, 2016, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund Investments in:
Common Stock*	$21,188,556	$-	$-	$21,188,556
Preferred Securities*	-	1,330,187	-	1,330,187
Convertible Preferred Securities*	-	537,795	-	537,795
Corporate Bonds*	-	8,316,399	-	8,316,399
Money Market Funds	1,935,545	-	-	1,935,545
Total	$23,124,101	$10,184,381	$-	$33,308,482

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund Investments in:
Common Stock*	$21,497,137	$-	$-	$21,497,137
Money Market Funds	253,397	-	-	253,397
Total	$21,750,534	$-	$-	$21,750,534

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ending December 31, 2016, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wisconsin Capital Funds, Inc.

By (Signature and Title)*                   /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date February 28, 2017

By (Signature and Title)*                    /s/ Donna M. Baker

Donna M. Baker, Chief Financial Officer

(Principal Accounting Officer)

Date February 28, 2017

* Print the name and title of each signing officer under his or her signature.